OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Other [Abstract]
Change in fair value of property, plant and equipment	$ (721)	$ (164)	$ (61)
Amortization of service concession assets	0	(11)	(15)
Transaction costs	(23)	(5)	(2)
Legal provisions	0	0	(6)
Other	31	(32)	(106)
Total nonoperating income (expense)	$ (713)	$ (212)	$ (190)